Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 741,514
Ending balance	744,368	¥ 741,514
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,361,596	1,358,041
Additions	15,792	15,234
Internally developed	176,207	146,386
Sales or disposal	(109,584)	(153,089)
Exchange differences on translating foreign operations	1,817	(4,010)
Other	2,166	(966)
Ending balance	1,447,994	1,361,596
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(620,082)	(579,849)
Amortization	(188,567)	(195,944)
Sales or disposal	107,138	151,304
Exchange differences on translating foreign operations	(1,827)	3,747
Other	(288)	660
Ending balance	(703,626)	(620,082)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	598,521
Ending balance	611,827	598,521
Capitalized development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	972,964	977,134
Additions
Internally developed	161,232	132,800
Sales or disposal	(104,237)	(137,637)
Exchange differences on translating foreign operations	183	667
Other
Ending balance	1,030,142	972,964
Capitalized development costs [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(374,443)	(358,130)
Amortization	(148,100)	(153,922)
Sales or disposal	104,237	137,637
Exchange differences on translating foreign operations	(9)	(28)
Other
Ending balance	(418,315)	(374,443)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	118,475
Ending balance	105,066	118,475
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	355,163	347,045
Additions	11,836	12,765
Internally developed	14,975	13,586
Sales or disposal	(5,082)	(13,757)
Exchange differences on translating foreign operations	2,701	(4,388)
Other	(29)	(88)
Ending balance	379,564	355,163
Software [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(236,688)	(211,912)
Amortization	(39,224)	(40,663)
Sales or disposal	2,842	12,610
Exchange differences on translating foreign operations	(2,040)	3,423
Other	612	(146)
Ending balance	(274,498)	(236,688)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,518
Ending balance	27,475	24,518
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,469	33,862
Additions	3,956	2,469
Internally developed
Sales or disposal	(265)	(1,695)
Exchange differences on translating foreign operations	(1,067)	(289)
Other	2,195	(878)
Ending balance	38,288	33,469
Other [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(8,951)	(9,807)
Amortization	(1,243)	(1,359)
Sales or disposal	59	1,057
Exchange differences on translating foreign operations	222	352
Other	(900)	806
Ending balance	¥ (10,813)	¥ (8,951)